Fair Value Measurements- Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details) - Significant Unobservable Inputs (Level 3)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, contractual term	5 years 8 months 12 days	6 years 8 months 12 days
Strike price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	7,600	7.6
Volatility (annual)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	1.124	1.24
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.043	0.014
Dividend yield (per share)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0	0